Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	TransUnion
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37470
Entity Tax Identification Number	61-1678417
Entity Address, Address Line One	555 West Adams Street,
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	312
Local Phone Number	985-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TRU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001552033
Amendment Flag	false